Relationships with Related Parties	12 Months Ended
Dec. 31, 2017
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Relationships with Related Parties

Note 21: Relationships with Related Parties

The compensation amounts for 2017 presented below, which were awarded to the members of the Board of Directors and the Executive Committee of the Company totals 15.4 million euros.

Following the reorganization of the Company at the beginning of 2015, the Company henceforth considered the members of the Executive Committee to be related parties.

	December 31,
	2015	2016	2017
	(thousands of Euros)
Members of the Board of Directors	605	714	745
Executive committee	1,768	2,268	2,184
Directors’ fees	195	195	407
Share-based payments to members of the Board of Directors	4,637	13,714	12,018

Total	7,205	16,891	15,353

The methods for the valuation of the benefit related to share-based payments are presented in Note 17.

As part of its commercial rollout in the United States, the Company entered into an agreement in December 2016 with one of its Directors for Commercial strategy consulting works. The expenses recorded in 2017 as part of this agreement amounts to €45 thousands.

A schedule of amounts payable to related parties as of December 31, 2017:

	December 31,
	2015	2016	2017
	(thousands of Euros)
Compensation	674	767	689
Directors’ fees	195	195	432
Pension obligations	233	342	402

Total	1,102	1,304	1,523